GECC Financing Receivables and Allowance for Losses on Financing Receivables (Contractual Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Total loans
Contractual Obligation, Fiscal Year Maturity [Abstract]
2015	$ 49,317
2016	13,669
2017	14,041
2018	11,148
2019	10,926
2020 and later	33,984
Total	133,085
Consumer revolving loans	64,864
Total Contractual Maturities	197,949
Net rentals receivable
Contractual Obligation, Fiscal Year Maturity [Abstract]
2015	8,013
2016	5,437
2017	3,739
2018	2,561
2019	1,483
2020 and later	2,605
Total	23,838
Consumer revolving loans	0
Total Contractual Maturities	$ 23,838